UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
25.97% of Net Assets
Morgan County AL Board of Education Capital Outlay Warrants	5.000%	03/01/2035	AA-*	$1,050,000	$1,157,079
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	728,269
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	683,597
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA*	505,000	551,031
Jasper AL Warrants	5.000	03/01/2032	A2/AA*	450,000	504,905
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA*	285,000	318,029
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	312,609
Scottsboro AL Warrants	5.000	07/01/2028	A+*	250,000	280,023
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1/AA*	250,000	278,973
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2/AA*	225,000	249,698
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	221,316
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA*/AA-@	200,000	214,384
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	189,672
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	169,223
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	143,600
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	113,893
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA*	100,000	111,145
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	105,720
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	99,877
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	85,886
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	53,400

					6,572,329
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
22.33% of Net Assets
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2/AA*	600,000	640,086
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	610,406
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	569,121
University of AL General Revenue	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	541,600
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	510,730
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA*	450,000	494,045
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2/AA*	420,000	450,202
University of AL General Revenue	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	352,222
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	286,708
University of Alabama General Revenue	5.000	07/01/2034	Aa2/AA-*	250,000	277,073
University of AL Birmingham	5.000	10/01/2037	Aa2/AA-*	225,000	256,273
Auburn University General Fee Revenue	5.000	06/01/2036	Aa2/AA-*	150,000	165,809
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa3	120,000	120,000
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	113,565
University of South AL University Revenues Facilities Capital	4.750	08/01/2033	Aa1/AA+*	100,000	106,817
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,217
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	55,807

					5,650,681
MUNICIPAL UTILITY REVENUE BONDS
18.85% of Net Assets
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2/AA*	550,000	611,996
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	508,640
Muscle Shoals AL Utilities Board Water and Sewer Revenue	5.750	12/01/2033	AA-*	430,000	490,484
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA*	400,000	426,952
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	406,410
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	331,976
Limestone County AL Water and Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	281,776
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA*	250,000	276,418
West Morgan East Lawrence AL Water & Sewer Revenue	4.850	08/15/2035	AA*	250,000	268,184
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	230,213
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA*/A-@	150,000	164,348
Cullman County AL Water Revenue	5.000	05/01/2021	A3/AA-*	125,000	128,108
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	106,916
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	104,611
Phenix City AL Water and Sewer Revenue	5.000	08/15/2034	A3/AA*/AA-@	90,000	97,976
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2/AA*	80,000	92,007
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2/AA*	75,000	83,180
West Morgan East Lawrence AL Water and Sewer Revenue	4.750	08/15/2030	AA*	75,000	81,095
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	77,384

					4,768,674
PUBLIC FACILITIES REVENUE BONDS
13.56% of Net Assets
Trussville AL Warrants	5.000	10/01/2039	Aa2/AA+*	1,220,000	1,364,277
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA*	400,000	441,472
Montgomery AL Warrants	5.000	02/01/2030	A1/AA*	300,000	333,276
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	277,622
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA*	250,000	273,618
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	245,000	266,871
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	224,768
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	110,000	118,998
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2	70,000	73,266
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	56,182

					3,430,350
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.04% of Net Assets
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2/A+*	335,000	384,925
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1/AA+*	300,000	345,189
Jasper AL Warrants	5.000	03/01/2031	A2/AA*	250,000	282,648
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA+*	250,000	266,393
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1/AA+*	175,000	193,583

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Tuscaloosa AL Warrants	5.125%	01/01/2039	Aa1/AA+*	$150,000	$168,103
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	140,425

					1,781,266
PREREFUNDED BONDS
5.81% of Net Assets
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2/AA*	300,000	334,647
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	151,539
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA-*	130,000	144,360
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	132,318
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	128,369
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2/AA-*	105,000	111,922
Huntsville AL Healthcare Authority	5.000	06/01/2024	A1/AA-*	100,000	103,209
Montgomery AL Warrants	5.000	01/01/2023	A1/AA*	80,000	84,666
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA-*	65,000	72,180
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	55,007
Oxford AL Warrants	5.000	10/01/2036	Aa2	50,000	52,860
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	50,000	50,007
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2/AA*	45,000	48,442

					1,469,526
REFUNDING BONDS
3.22% of Net Assets
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	815,703

ESCROWED TO MATURITY BONDS
1.33% of Net Assets
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA*	300,000	335,799

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.56% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	135,000	142,638

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.10% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	25,000	25,000

Total Investments 98.77% of Net Assets (cost $23,608,143) (See (a) below for further explanation)					$24,991,966

Other assets in excess of liabilities 1.23%					311,926

Net Assets 100%					$25,303,892

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Cost for federal income tax purposes is $23,608,028 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,386,049
Unrealized depreciation	(2,111)

Net unrealized appreciation	$1,383,938

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,991,966
Level 3	Significant Unobservable Inputs	—

$24,991,966

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.86% of Net Assets
KY Asset Liability Commission General Fund	5.000%	05/01/2020	Aa3/AA-*/A+@	$2,000,000	$2,051,040
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/AA-*/A+@	5,600,000	5,737,536
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/AA-*/A+@	5,880,000	6,023,002
KY Asset Liability Commission	5.000	05/01/2025	Aa3/AA-*/A+@	1,000,000	1,024,800
KY State Property & Building #93	5.300	02/01/2025	Aa3/AA*/A+@	7,250,000	8,265,870
KY State Property & Building #93	4.900	02/01/2028	Aa3/AA*/A+@	500,000	550,010
KY State Property & Building #93	5.300	02/01/2028	Aa3/AA*/A+@	10,500,000	11,924,325
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA*/A+@	500,000	556,490
KY State Property & Building #93	5.300	02/01/2029	Aa3/AA*/A+@	22,640,000	25,681,005
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/A+@	5,000,000	5,590,900
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/A+@	2,505,000	2,922,959
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/A+@	2,000,000	2,290,700
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/A+@	1,710,000	1,947,074
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/A+@	4,000,000	4,533,280
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/A+@	2,500,000	2,826,650
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/A+@	9,980,000	11,237,879
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/A+@	5,100,000	5,722,659
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*/A+@	3,000,000	3,292,950
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*/A+@	1,665,000	1,815,000
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*/A+@	5,175,000	5,639,922
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*/A+@	14,835,000	16,064,080
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*/A+@	8,230,000	8,883,215
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*/A+@	10,290,000	11,106,717
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*/A+@	1,355,000	1,499,213
KY State Property & Building #88	4.800	11/01/2027	Aa3/AA-*/A+@	5,800,000	6,304,020
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/A+@	1,400,000	1,707,580
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA*/A+@	5,000,000	5,708,100
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA*/A+@	13,390,000	15,104,322
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA*/A+@	4,900,000	5,537,686
KY State Property & Building #90	5.400	11/01/2023	Aa3/A+*/A+@	1,200,000	1,390,332
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/A+@	24,805,000	28,605,622
KY State Property & Building #91	5.800	04/01/2029	A1/A+*/A@	210,000	236,817
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	5,000,000	5,632,950
KY State Property & Building #106	5.000	10/01/2029	Aa3/A+*/A+@	4,130,000	4,756,356
KY State Property & Building #106	5.000	10/01/2032	Aa3/A+*/A+@	6,275,000	7,126,203
KY State Property & Building #106	5.000	10/01/2030	Aa3/A+*/A+@	7,165,000	8,209,156
KY State Property & Building #106	5.000	10/01/2031	Aa3/A+*/A+@	4,910,000	5,600,690
KY State Property & Building #106	5.000	10/01/2033	Aa3/A+*/A+@	4,870,000	5,510,308
KY State Property & Building #105	4.800	04/01/2031	A1/A+*/A@	2,110,000	2,338,533
KY State Property & Building #105	4.800	04/01/2032	A1/A+*/A@	2,205,000	2,430,064
KY State Property & Building #105	4.800	04/01/2033	A1/A+*/A@	2,310,000	2,538,598
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	696,400
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,108,570
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,098,530
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,260,976
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,217,320

					263,306,409
MUNICIPAL UTILITY REVENUE BONDS
12.83% of Net Assets
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,630,357
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,596,299
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,819,773
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	12,082,033
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,885,950
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,303,280
KY Rural Water Financial Corporation Public Project Revenue	5.400	02/01/2020	A+*	345,000	345,580
KY Rural Water Finance Corporation	5.100	02/01/2035	A+*	525,000	567,499
Kentucky Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,244,701
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	1,000,322
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3/AA*/AA-@	2,465,000	2,817,002
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,488,501
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,444,214
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,819,546
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,106,960
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,811,090
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,793,667
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,339,357
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,885,950
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	27,730,000	31,377,050
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2022	Aa3	975,000	1,002,085
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,048,142
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	1,070,000	1,099,457
Louisville & Jefferson County Metropolitan Sewer	5.000	05/01/2025	Aa3	1,120,000	1,151,338
Louisville & Jefferson County Metropolitan Sewer District	5.000	05/15/2026	Aa3/AA*	4,775,000	4,903,686
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,388,033
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,177,145
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,154,980
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,853,467
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,966,246
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,152,830
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,885,400
Owensboro Water Revenue	5.000	09/15/2025	A1	545,000	606,040

					125,747,980
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.28% of Net Assets
KY Asset Liability Commission Federal Highway	5.300	09/01/2019	A2/AA*/A+@	1,765,000	2,083,247
KY Asset Liability Project	5.000	09/01/2021	A2/AA*/A+@	1,570,000	1,829,772
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	A2/AA*/A+@	3,500,000	4,043,165
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,720,000	5,047,143
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,225,000	3,615,256
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	9,530,000	10,701,714
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	2,460,000	2,751,953
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,440,000	5,077,762

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Turnpike Economic Development Road Revenue	5.000%	07/01/2027	Aa2/AA+*/A+@	$3,080,000	$3,517,884
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	10,035,000	11,368,752
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,775,000	4,393,609
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	5,165,000	5,962,579
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,845,000	2,121,233
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	4,930,000	5,721,955
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,465,000	1,690,361
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA+*/A+@	9,350,000	10,711,080
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	7,235,000	8,358,885
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA+*/A+@	8,755,000	9,938,326
KY Asset Liability Commission Federal Highway Trust	5.300	09/01/2025	A2/AA*/A+@	3,400,000	4,104,038
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,500,000	1,774,350
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA+*/A+@	5,000,000	5,760,400

					110,573,464
PREREFUNDED BONDS
11.21% of Net Assets
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa3/AA*	6,985,000	7,151,243
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa3/AA*	7,340,000	7,514,692
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA*	2,500,000	2,679,750
Jefferson County KY School District Finance Corporation	4.600	07/01/2025	Aa2/AA*	7,545,000	8,099,784
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA*	5,025,000	5,427,402
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,463,085
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	7,405,000	7,760,884
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa2/AA-*	3,700,000	3,877,822
KY State Property & Building #85	5.000	08/01/2020	Aa3/AA*	5,760,000	5,988,845
KY State Property & Building #85	5.000	08/01/2022	Aa3/AA*	5,200,000	5,406,596
KY State Property & Building #85	5.000	08/01/2024	Aa3/AA*	8,300,000	8,629,759
KY State Property & Building #85	5.000	08/01/2025	Aa3/AA*	2,500,000	2,599,325
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2022	Aa2/AA+*/A+@	1,625,000	1,683,630
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	575,000	595,746
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	2,000,000	2,072,160
Knox County General Obligation	5.600	06/01/2036	NR	2,490,000	2,645,575
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	2,065,000	2,126,351
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	2,165,000	2,229,322
Louisville & Jefferson County Metropolitan Health - St. Marys	6.100	02/01/2037	NR	1,300,000	1,527,422
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,196,720
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,746,960
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*	9,225,000	9,499,075

					109,922,148
REFUNDED BONDS
9.39% of Net Assets
KY State Property & Building #80	5.300	05/01/2018	Aa3/AA-*/A+@	2,940,000	3,376,796
KY State Property & Building #80	5.300	05/01/2020	Aa3/AA-*/A+@	1,000,000	1,191,340
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/A+@	17,750,000	20,491,310
KY State Property & Building #83	5.300	10/01/2020	Aa3/A+*/A+@	24,220,000	29,030,334
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	10,000,000	11,697,900
KY State Property & Building #84	5.000	08/01/2021	Aa3/AA-*/A+@	310,000	368,485
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA-*/A+@	18,000,000	21,437,640
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	473,854
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	2,085,000	2,457,089
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A@	1,290,000	1,518,562

					92,043,310
HOSPITAL AND HEALTHCARE BONDS
6.43% of Net Assets
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/A+@	5,000,000	5,439,350
Lexington Fayette Urban County Government Healthcare	5.300	06/01/2028	Aa3/A+*/A+@	1,000,000	1,129,890
Lexington Fayette Urban County Government	5.300	06/01/2032	Aa3/A+*/A+@	1,500,000	1,665,285
Louisville & Jefferson County Metropolitan Health - Norton Healthcare	5.500	10/01/2033	A-*/A-@	2,000,000	2,262,060
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	AA*/AA@	1,000,000	1,124,130
KY Development Finance Authority - Baptist Heathcare	5.400	08/15/2024	A2/A+@	1,205,000	1,350,142
KY Development Finance Authority - Baptist Healthcare	5.600	08/15/2027	A2/A+@	4,855,000	5,436,678
KY Development Finance Authority - St. Elizabeth	5.100	05/01/2029	AA*/AA@	2,750,000	3,004,733
KY Development Finance Authority - St. Elizabeth	5.400	05/01/2034	AA*/AA@	2,560,000	2,824,397
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	A1/A+*/A+@	2,500,000	2,504,250
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	A1/A+*/A+@	2,410,000	2,619,333
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	535,000	553,538
Louisville & Jefferson County Metropolitan Health - Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,068,120
Louisville & Jefferson County Metropolitan Health - Norton Health	5.300	10/01/2036	A-*/A-@	3,460,000	3,590,407
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A1/A+*/A+@	2,000,000	2,220,040
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A1/A+*/A+@	14,785,000	16,254,333
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A1/A+*/A+@	2,750,000	3,052,555
Pike County KY Mortgage Revenue - Phelps Regional Health	5.700	09/20/2027	NR	2,210,000	2,213,137
Warren County Hospital	5.000	04/01/2028	A*	3,325,000	3,754,258

					63,066,636
SCHOOL IMPROVEMENT BONDS
6.27% of Net Assets
Laurel County KY School District Finance Corporation	4.800	06/01/2026	Aa3	1,000,000	1,068,690
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,030,470
Fayette County School District Finance Corporation	5.000	06/01/2031	A1/A+*	3,705,000	4,142,635
Fayette County School District Finance Corporation	5.000	10/01/2028	A1/A+*	2,875,000	3,340,491
Fayette County School District Finance Corporation	5.000	10/01/2029	A1/A+*	3,660,000	4,230,631
Fayette County School District Finance Corporation	5.000	10/01/2032	A1/A+*	3,615,000	4,108,375
Fayette County School District Finance Corporation	5.000	10/01/2033	A1/A+*	4,385,000	4,965,179
Franklin County School Building Revenue	4.800	05/01/2027	Aa3	3,570,000	3,786,449
Hardin County School District Finance Corporation	4.800	06/01/2027	Aa3	1,250,000	1,325,150
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	507,713
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	527,278
Jefferson County School District Finance Corporation	4.800	12/01/2026	Aa2/AA*	3,770,000	4,060,742
Jefferson County School District Finance Corporation	4.800	06/01/2027	Aa2/AA-*	3,000,000	3,191,580
Jefferson County School District Finance Corporation	5.000	05/01/2033	Aa2/AA-*	5,145,000	5,996,600

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County School District Finance Corporation	5.000%	05/01/2034	Aa2/AA-*	$5,405,000	$6,250,883
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,589,741
Laurel County KY School District Finance Corporation	4.600	08/01/2026	Aa3	3,150,000	3,294,176
Scott County School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,565,456
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	537,825

					61,520,064
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.41% of Net Assets
Boyle County KY College Improvement - Centre College - A	4.800	06/01/2032	A3/AA*	5,330,000	5,634,823
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,044,930
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,753,384
Louisville & Jefferson County University of Louisville Housing	5.000	06/01/2025	NR	2,030,000	2,074,904
Louisville & Jefferson County Univeristy of Louisville	4.800	03/01/2028	Aa3/AA-*	3,250,000	3,547,310
University of Kentucky General Receipts	5.000	04/01/2037	Aa2/AA-*	3,815,000	4,373,859
University of Kentucky General Receipts	5.000	04/01/2038	Aa2/AA-*	7,395,000	8,465,278
University of Kentucky General Receipts	5.000	04/01/2036	Aa2/AA-*	4,820,000	5,547,386
University of Louisville General Receipts	5.000	09/01/2029	Aa3/AA-*	2,280,000	2,619,766
University of Louisville	5.000	09/01/2030	Aa3/AA-*	440,000	503,474
University of Louisville	5.000	09/01/2031	Aa3/AA-*	2,580,000	2,941,690
Western KY University	4.800	09/01/2033	Aa3/A+*	2,505,000	2,839,493
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,692,390

					53,038,687
PUBLIC FACILITIES REVENUE BONDS
3.49% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	942,001
Bracken County Public Properties	5.000	08/01/2030	Aa3	1,110,000	1,246,253
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,953,516
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,182,497
Taylor County Detention Facility	4.800	09/01/2027	Aa3	2,110,000	2,204,866
Louisville & Jefferson County International Convention Center	4.500	12/01/2023	A2/AA*	2,340,000	2,366,957
Louisville & Jefferson County International Convention Center	4.500	12/01/2024	A2/AA*	2,250,000	2,275,965
Louisville & Jefferson County International Convention Center	4.600	12/01/2025	A2/AA*	1,490,000	1,507,239
Louisville & Jefferson County Metropolitan Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	712,344
Louisville & Jefferson County Metropolitan Parking Authority	5.800	12/01/2034	Aa2/AA*	2,750,000	3,236,228
River City, Inc. Parking Authority	4.800	06/01/2027	Aa2/AA*	750,000	856,890
River City, Inc. Parking Authority	4.800	06/01/2028	Aa2/AA*	940,000	1,067,022
River City, Inc. Parking Authority	4.800	06/01/2030	Aa2/AA*	1,025,000	1,156,825
River City Inc. Parking Authority	4.800	06/01/2029	Aa2/AA*	1,160,000	1,310,127
River City Inc. Parking Authority	4.800	06/01/2031	Aa2/AA*	1,270,000	1,427,163
River City Inc. Parking Authority	4.800	06/01/2029	Aa2/AA*	980,000	1,106,831
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,584,860
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,234,019
River City Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,287,466
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,594,413

					34,253,482
ESCROWED TO MATURITY BONDS
3.00% of Net Assets
Jefferson County KY Health Facilities - Alliant Health	5.100	10/01/2017	AA-*	3,980,000	4,142,065
Jefferson County KY Health Facilities - Alliant Health	5.100	10/01/2018	AA-*	23,905,000	25,298,423

					29,440,488
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.99% of Net Assets
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	A3/AA-*	360,000	360,191
KY Economic Development Finance Authority - Christian Care	5.400	11/20/2035	AA+*	1,905,000	2,002,041
KY Housing Corporation Country Place Apartments	4.800	04/20/2031	AA+*	935,000	1,003,292
KY Housing Corporation	4.800	07/01/2032	Aaa/AAA*	1,265,000	1,298,345
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,073,840
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	1,265,000	1,302,912
KY Housing Corporation	4.900	07/01/2023	Aaa/AAA*	1,535,000	1,590,675
KY Housing Corporation	4.900	07/01/2029	Aaa/AAA*	3,200,000	3,378,240
KY Housing Corporation	5.200	07/01/2039	Aaa/AAA*	2,050,000	2,168,346
KY Housing Corporation	4.800	07/01/2035	Aaa/AAA*	4,140,000	4,347,580

					19,525,462
AIRPORT BONDS
.81% of Net Assets
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	1,250,000	1,401,525
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,595,022

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	$1,520,000	$1,687,732
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,885,206
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2/AA*	1,170,000	1,326,417

					7,895,902
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000%	10/01/2028	Aa3/A+*/A+@	2,030,000	2,356,931

Total Investments 99.21% of Net Assets (cost $910,431,007) (See (a) below for further explanation)					$972,690,963

Other assets in excess of liabilities 0.79%					7,724,730

Net Assets 100%					$980,415,693

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Cost for federal income tax purposes is $910,391,011 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$62,874,303
Unrealized depreciation	(574,351)

Net unrealized appreciation	$62,299,952

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	972,690,963
Level 3	Significant Unobservable Inputs	—

$972,690,963

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
25.84% of Net Assets
KY State Property & Building #94	5.000%	05/01/2017	Aa2/A+*/A+@	$500,000	$553,505
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/A+@	200,000	224,046
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/A+@	100,000	116,724
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/A+@	500,000	560,565
KY State Property & Building #87	5.000	03/01/2017	Aa3/AA-*/A+@	850,000	938,392
KY State Property & Building #87	5.000	03/01/2018	Aa3/AA-*/A+@	100,000	110,043
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*/A+@	4,500,000	4,941,675
KY State Property & Building #88	5.000	11/01/2014	Aa3/AA-*/A+@	250,000	251,035
KY State Property & Building #88	5.000	11/01/2015	Aa3/AA-*/A+@	955,000	1,004,058
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA*/A+@	2,230,000	2,344,555
KY State Property & Building #89	3.800	11/01/2017	Aa3/AA*/A+@	100,000	108,942
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/A+@	190,000	215,678
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/A+@	1,415,000	1,647,640
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA*/A+@	200,000	229,784
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/A+@	250,000	262,787
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/A+@	250,000	289,068
KY State Property & Building #90	5.800	11/01/2019	Aa3/A+*/A+@	200,000	238,296
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/A+@	495,000	569,566
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	100,000	112,659
KY State Property & Building #93	5.300	02/01/2018	Aa3/A+*/A+@	510,000	580,574
KY State Property & Building #93	5.300	02/01/2021	Aa3/AA*/A+@	200,000	230,822
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA*/A+@	835,000	866,304
KY State Property & Building #100	5.000	08/01/2025	Aa3/A+*/A+@	500,000	575,710
KY State Property & Building #106	5.000	10/01/2021	Aa3/A+*/A+@	750,000	892,568
KY State Property & Building #106	5.000	10/01/2025	Aa3/A+*/A+@	750,000	886,388
KY Asset Liability Commission	5.000	05/01/2016	Aa3/AA-*/A+@	1,000,000	1,026,960
KY Association of Counties	4.300	02/01/2017	AA-*	500,000	528,715
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	126,331
KY Association of Counties	4.300	02/01/2019	AA-*	255,000	286,268

					20,719,658
SCHOOL IMPROVEMENT BONDS
17.94% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.800	03/01/2015	Aa3	770,000	771,047
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	303,414
Boone County School District Finance Corporation	4.000	08/01/2018	Aa3	145,000	149,228
Breathitt County School District Finance Corporation	3.900	07/01/2017	Aa3	280,000	286,404
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	150,015
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	356,184
Campbell County School District Finance Corporation	4.400	08/01/2019	Aa3	875,000	926,608
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	316,935
Daviess County School District Finance Corporation	4.300	08/01/2019	Aa3	100,000	108,624
Fayette County School District Finance Corporation	4.000	06/01/2019	A1/AA*	140,000	145,036
Fayette County School District Finance Corporation	4.400	05/01/2021	A1/AA*	200,000	213,530
Fayette County School District Finance Corporation	4.000	06/01/2022	A1/A+*	1,000,000	1,104,530
Fayette County School District Finance Corporation	5.000	06/01/2023	Aa3/A+*	500,000	598,595
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	184,636
Grant County School District Finance Corporation	3.800	06/01/2017	Aa3	190,000	200,607
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,486,889
Hazard KY Independent School District Finance Corporation	3.900	09/01/2017	Aa3	200,000	205,296
Jefferson County School District Finance Corporation	5.300	01/01/2017	Aa2/AA*	200,000	218,695
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	100,720
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	194,312
Oldham County School Building Corporation	4.400	06/01/2018	Aa3	2,570,000	2,759,101
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	472,329
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	794,616
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,390,621
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	137,604
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	807,947

					14,383,523
REFUNDED BONDS
13.40% of Net Assets
KY State Property & Building #82	5.300	10/01/2015	Aa3/AA*/A+@	2,525,000	2,650,846
KY State Property & Building #82	5.300	10/01/2017	Aa3/AA*/A+@	1,260,000	1,427,643
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/A+@	775,000	843,107
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/A+@	1,750,000	2,052,435
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	1,000,000	1,169,790
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/A+@	1,050,000	1,231,461
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	1,000,000	1,178,460
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	192,980

					10,746,722
PREREFUNDED BONDS
10.28% of Net Assets
Clay County School District Finance Corporation	3.800	06/01/2017	Aa3	210,000	214,984
Jefferson County School District School Building Revenue	4.300	07/01/2017	Aa2/AA*	175,000	186,692
KY Asset Liability Project Notes	5.000	09/01/2016	A2/AA*/A+@	2,000,000	2,040,140

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Asset Liability University of Kentucky Project Notes	5.000%	10/01/2016	Aa2/AA-*	$1,250,000	$1,310,075
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,823,588
KY Asset Liability Universityof Kentucky Project Notes	4.500	10/01/2020	Aa2/AA-*	500,000	521,275
KY Turnpike Authority Economic Development	5.000	07/01/2019	Aa2/AA+*/A+@	1,750,000	1,812,878
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2015	Aa3/AA*	325,000	334,656

					8,244,288
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.78% of Net Assets
KY Asset Liability Project Notes	5.000	09/01/2015	A2/AA*/A+@	275,000	287,015
KY Asset Liability Project Notes	4.500	09/01/2016	A2/AA*/A+@	175,000	188,074
KY Asset Liability Project Notes	5.000	09/01/2017	A2/AA*/A+@	1,500,000	1,682,820
KY Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/A+@	2,570,000	2,764,960
KY Turnpike Authority Economic Development	4.100	07/01/2019	Aa2/AA+*/A+@	105,000	115,951
KY Turnpike Authority Economic Development	5.000	07/01/2016	Aa2/AA+*/A+@	750,000	810,330
KY Turnpike Authority Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	85,000	100,546
KY Turnpike Authority Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,000,000	1,173,410
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	600,000	716,292

					7,839,398
MUNICIPAL UTILITY REVENUE BONDS
8.54% of Net Assets
Bourbon County Public Project	3.800	02/01/2019	A2	260,000	272,022
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	559,320
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	577,755
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	316,392
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	264,065
KY Rural Water Finance Corporation	3.600	02/01/2016	A3/AA-*	45,000	45,288
KY State Rural Water Finance Corporation	4.500	08/01/2021	A3/AA-*	100,000	108,385
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa/AAA*/AAA@	175,000	207,373
Lawrenceburg Water and Sewer	3.000	10/01/2018	A1	375,000	394,530
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,307,084
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	107,528
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	500,000	514,855
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,029,450
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2016	Aa3/AA*	175,000	180,098
Northern KY Water	5.000	02/01/2026	Aa3	815,000	962,156

					6,846,301
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.40% of Net Assets
Boyle County Centre College	5.000	06/01/2018	A3/AA*	200,000	220,516
Boyle County Centre College	5.000	06/01/2020	A3/AA*	150,000	162,167
KY Asset Liability Commission University of KY Project	5.000	10/01/2019	Aa2/AA-*	320,000	357,974
KY Asset Liability - University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	106,037
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa3/AA-*	300,000	322,719
Morehead State University	5.000	10/01/2022	Aa3	310,000	370,112
Northern KY University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	165,972
Western KY University	4.000	09/01/2020	Aa3/AA-*	290,000	307,467
Western KY University	4.000	09/01/2017	Aa3/AA*	2,145,000	2,318,702

					4,331,666
PUBLIC FACILITIES REVENUE BONDS
3.26% of Net Assets
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	181,252
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,622,251
Pulaski County KY Public Property	3.800	12/01/2014	Aa3	480,000	482,851
Todd County Public Properties - Court House Facilities	3.300	06/01/2019	Aa3	100,000	107,582
Whitley County Public Properties - Justice Center	3.400	09/01/2019	Aa3	200,000	218,712

					2,612,648
HOSPITAL AND HEALTHCARE BONDS
2.62% of Net Assets
KY State Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	113,290
KY Asset Liability Comission Revenue University of Kentucky	4.100	10/01/2019	Aa2/AA-*	150,000	162,302
KY Asset Liability Comission Revenue University of Kentucky	5.000	10/01/2020	Aa2/AA-*	150,000	167,421
KY Economic Development - Baptist Healthcare System	4.800	08/15/2019	A2/A+@	110,000	121,700
KY Development Finance Authority - St. Elizabeth	5.000	05/01/2015	AA*/AA@	400,000	410,975
KY Economic Development Finance Authority - Catholic Health	4.000	05/01/2015	A1/A+*/A+@	250,000	250,458
Warren County Hospital	4.000	04/01/2020	A*	270,000	293,598
Warren County Hospital	5.000	04/01/2023	A*	500,000	582,304

					2,102,048

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.94% of Net Assets
KY Housing Corporation	4.900%	07/01/2023	Aaa/AAA*	$1,500,000	$1,554,405

Total Investments 99.00% of Net Assets (cost $76,439,063) (See (a) below for further explanation)					$79,380,657

Other assets in excess of liabilities 1.00%					800,073

Net Assets 100%					$80,180,730

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Cost for federal income tax purposes is $76,439,063 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,947,454
Unrealized depreciation	(5,860)

Net unrealized appreciation	$2,941,594

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	79,380,657
Level 3	Significant Unobservable Inputs	—

$79,380,657

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
27.41% of Net Assets
Alcorn State University Educational Building MS Revenue	5.100%	09/01/2034	Aa2	$95,000	$105,591
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	192,106
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	94,175
MS Development Bank Special Obligation Hinds College	5.100	10/01/2028	Aa2	100,000	111,575
MS Development Bank Special Obligation Hinds College	5.400	10/01/2033	Aa2	60,000	66,721
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA*	55,000	60,850
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA*	150,000	164,017
MS Development Bank Special Obligation Jones County Junior	5.100	03/01/2039	AA*	45,000	49,320
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	A2/AA*	250,000	274,690
MS State University Educational Building Corporation Revenue	5.300	08/01/2033	Aa2/AA@	50,000	56,493
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	193,856
MS State University Educational Building Corporation	5.300	08/01/2038	Aa2/AA@	300,000	345,003
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2/AA@	600,000	666,047
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	227,804
University Southern MS Educational Building	5.000	03/01/2022	Aa2	100,000	106,033
University Southern MS Educational Building	5.000	03/01/2032	Aa2	50,000	52,390
University Southern MS Educational Building Athletics	5.000	03/01/2034	Aa2	105,000	111,710
University Southern MS Educational Building Corporation	5.100	09/01/2029	Aa2/A+*	100,000	112,522

					2,990,903
MUNICIPAL UTILITY REVENUE BONDS
16.26% of Net Assets
MS State Development Bank Special Obligation Hattiesburg Water & Sewer	4.800	12/01/2038	A1/AA*	700,000	776,790
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA*	55,000	59,771
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	47,751
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	349,190
MS Development Bank Special Obligation Desoto County	5.300	07/01/2031	A*	225,000	239,497
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	A1/AA*	125,000	139,700
MS State Development Bank Special Obligation Jackson County Utility District	5.000	12/01/2033	A1/A*	50,000	55,381
MS State Development Bank Special Obligation Refunding - Jackson Water & Sewer	4.500	09/01/2034	A1/AA*	100,000	106,666

					1,774,746
PUBLIC FACILITIES REVENUE BONDS
14.34% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.300	08/01/2027	AA-*/AA@	50,000	56,840
MS Development Bank Special Obligation Department of Corrections	5.300	08/01/2027	AA-*/AA@	305,000	347,432
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	169,473
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	546,402
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Aa2/AA-*	125,000	151,193
MS State Development Bank Special Obligation Refunding - City of Jackson	5.000	03/01/2036	Aa2/AA-*	150,000	184,706
MS State Development Bank Special Obligation Alcorn County	4.800	07/01/2031	AA*	100,000	108,247

					1,564,293
TURNPIKES/TOLLROAD/HIGHWAY BONDS
12.49% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	137,205
MS Development Bank Special Obligation Highway - Desoto	4.800	01/01/2035	Aa3/AA-*	225,000	238,901
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	269,167
MS Development Bank Special Obligation Highway Construction	4.800	01/01/2031	Aa3/AA-*	125,000	133,567
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	242,346
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	227,426
MS State Development Bank Desoto County Highway	5.000	01/01/2030	Aa3/AA-*	100,000	114,678

					1,363,290
SCHOOL IMPROVEMENT BONDS
6.90% of Net Assets
MS Development Bank Special Obligation Jackson Public	5.400	04/01/2028	A2	70,000	78,004
MS State Development Bank Special Obligation - Jackson Schools	5.000	04/01/2028	A+*	600,000	675,090

					753,094
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.40% of Net Assets
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA*	80,000	87,204
MS Development Bank Special Obligation Canton	5.800	10/01/2031	A2	370,000	427,269
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA*	150,000	167,904
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2031	NR	5,000	5,150
MS Development Bank Special Obligation Capital Projects	5.900	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150

					697,927
PREREFUNDED BONDS
5.35% of Net Assets
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	318,786
MS State University Educational Building Corporation Revenue	5.000	08/01/2024	Aa2/AA-*	225,000	233,921
MS State University Educational Building Corporation Revenue	5.000	08/01/2028	Aa2/AA-*	30,000	31,197

					583,904
HOSPITAL AND HEALTHCARE BONDS
3.48% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	138,572
Medical Center Educational Building Corporation - Universityof Mississippi	5.000	06/01/2034	Aa2/AA-*	100,000	107,835
MS Development Bank Special Obligation Jones County Rest Home	5.300	04/01/2028	A2/AA*	120,000	133,743

					380,150

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDED BONDS
3.21% of Net Assets
MS State Refunding	5.300%	11/01/2019	Aa2/AA*/AA+@	$50,000	$59,689
MS State Development Bank Special Obligation Lowndes County	5.100	12/01/2027	AA*	135,000	152,747
MS Development Bank Special Obligation Capital Improvement	5.300	07/01/2026	A2/AA*	125,000	137,414

					349,850
AIRPORT BONDS
1.61% of Net Assets
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Baa1/BBB+@	170,000	175,193

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.24% of Net Assets
MS Home Corporation Single Family Mortgage	5.100	12/01/2028	Aaa	25,000	25,810

ESCROWED TO MATURITY BONDS
.09% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	10,000	10,161

Total Investments 97.78% of Net Assets (cost $10,128,886) (See (a) below for further explanation)					$10,669,321

Other assets in excess of liabilities 2.22%					241,889

Net Assets 100%					$10,911,210

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,128,711 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$542,488
Unrealized depreciation	(1,878)

Net unrealized appreciation	$540,610

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,669,321
Level 3	Significant Unobservable Inputs	—

$10,669,321

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
19.93% of Net Assets
Pitt County NC Limited Obligation	5.000%	04/01/2035	Aa3/AA-*/AA@	$105,000	$113,477
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	251,856
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	363,555
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	857,400
NC Capital Facilities Financial Agency Wake Forest University	5.000	01/01/2031	Aa3/AA*	500,000	561,280
NC Capital Facilities Financial Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,381,674
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	554,945
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	351,180
University of NC at Greensboro	5.000	04/01/2039	Aa3/A*	2,120,000	2,410,080
University of NC at Charlottte	5.000	04/01/2035	Aa3/AA-*	595,000	679,020
University of NC at Charlottte	5.000	04/01/2038	Aa3/AA-*	1,000,000	1,133,340
University of NC at Greensboro	5.000	04/01/2036	Aa3/A*	500,000	558,195
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AAA*/AAA@	1,000,000	1,045,900
University NC University Revenues Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,356,936
University of NC at Charlotte	5.000	04/01/2031	Aa3/AA-*	750,000	852,263
University of NC at Greensboro	5.000	04/01/2031	Aa3/A*	500,000	566,740
University of NC System Pool Revenue	5.000	10/01/2033	Aa3/AA-*	430,000	455,374
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,118,530
University of NC System Pool Revenue	5.000	10/01/2033	A1	1,000,000	1,089,880
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,167,250
University of NC Wilmington Certificates of Participation	5.300	06/01/2025	A3/AA-*	1,000,000	1,032,870
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A3/AA-*	580,000	609,394
University of NC at Greensboro	5.000	04/01/2033	Aa3/A*	900,000	1,031,049

					20,542,188
MUNICIPAL UTILITY REVENUE BONDS
19.93% of Net Assets
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,046,624
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA*	780,000	854,404
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA*	750,000	815,138
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA*	1,355,000	1,457,289
Asheville NC Water System Revenue	4.800	08/01/2027	Aa2/AA*	1,000,000	1,090,470
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa2/AA+*/AA+@	550,000	633,848
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	792,383
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2/AAA*/AA+@	750,000	865,567
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,072,658
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	915,000	1,129,603
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2031	A2/A*/A@	500,000	560,915
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*A-@	1,000,000	1,055,600
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	A3/AA-*/A-@	1,000,000	1,279,320
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,154,390
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.800	01/01/2030	A2/A*/A@	290,000	318,371
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,865,797
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	545,475

					20,537,852
SCHOOL IMPROVEMENT BONDS
14.17% of Net Assets
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA*	2,045,000	2,317,373
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,113,870
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	838,020
Davie County NC Public School and Community College Facility	5.000	06/01/2023	Aa3/AA-*	1,000,000	1,064,320
Davie County NC Public School and Community College Facility	5.000	06/01/2025	Aa3/AA-*	1,690,000	1,792,616
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/AA-*	750,000	819,518
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA*	300,000	331,596
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,067,430
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA*	550,000	592,884
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	460,073
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A*	1,680,000	1,755,970
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA*	1,250,000	1,369,213
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA*	1,000,000	1,081,920

					14,604,803
HOSPITAL AND HEALTHCARE BONDS
10.75% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3/AA-*	1,500,000	1,653,825
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2031	Aa3/AA-*	450,000	477,059
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,171,618
Charlotte-Mecklenburg Hospital	5.300	01/15/2039	Aa3/AA-*	750,000	811,470
Johnston NC Memorial Hospital Authority	5.300	10/01/2028	A2/AA*	490,000	536,304
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.400	10/01/2014	A@	5,000	5,001
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2/A+*	1,100,000	1,199,484
NC Medical Care Commission Hospital Revenue NC Baptist Hospital	5.300	06/01/2029	A2/A+*	645,000	718,337
NC Medical Care Community Hospital Revenue Baptist Hospital	4.800	06/01/2030	A2/A+*	405,000	435,991
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,859,094
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A1/AA-*/AA-@	500,000	545,550
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	558,595
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000%	12/01/2033	A2/A+*	1,000,000	1,100,510

					11,072,838

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
9.19% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2/AA+*	$500,000	$579,730
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3/A+*	500,000	572,365
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1/AA+*/AA+@	500,000	569,495
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,680,405
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	512,690
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	973,764
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1/AA+*	550,000	609,180
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA*	1,325,000	1,422,070
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	903,064
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	377,555
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	300,372
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	112,703
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	857,580

					9,470,973
REFUNDING BONDS
6.83% of Net Assets
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	113,828
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA+*	505,000	590,431
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	151,903
Charolotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	840,000	963,236
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,047,700
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,613,013
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	857,135
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	569,980
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	642,287
Thomasville NC Combined Enterprise System Revenue	4.800	05/01/2028	A1/AA*	435,000	492,285

					7,041,798
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.20% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa2/AA+*	250,000	287,528
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	285,675
Johnston County NC Limited Obligation	4.800	06/01/2033	Aa3/AA*	500,000	548,720
Orange County NC Public Facilities Company Limited Obligation	4.800	10/01/2032	Aa1/AA+*/AA+@	750,000	833,182
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa2/AA+*/AA+@	500,000	548,870
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	388,508
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA+*/AA@	1,500,000	1,549,800
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2/AA+*/AA@	250,000	269,315
Winston Salem NC Certificates of Participation	4.800	06/01/2031	AA+*/AA+@	620,000	647,943

					5,359,541
PREREFUNDED BONDS
4.80% of Net Assets
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	250,000	267,408
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	558,635
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/AA-@	250,000	256,980
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	512,253
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	A-*	275,000	352,762
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	203,127
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,103,140
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	533,260
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,104,380
Winston Salem NC Certificates of Participation	4.800	06/01/2031	NR	50,000	53,650

					4,945,595
AIRPORT BONDS
4.38% of Net Assets
Charlotte NC Airport Revenue	5.300	07/01/2023	Aa3/AA-*/A+@	1,000,000	1,002,180
Charlotte NC Airport Revenue Refunding Charlotte Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,101,140
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	268,741
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,645,641
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	496,030

					4,513,732
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.07% of Net Assets
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	567,890
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,563,056

					2,130,946

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
LEASE REVENUE BONDS
1.70% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2032	Aa2/AA+*	$1,500,000	$1,755,615

Total Investments 98.95% of Net Assets (cost $96,437,971) (See (a) below for further explanation)					$101,975,881

Other assets in excess of liabilities 1.05%					1,078,583

Net Assets 100%					$103,054,464

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Cost for federal income tax purposes is $96,434,495 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,628,050
Unrealized depreciation	(86,664)

Net unrealized appreciation	$5,541,386

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	101,975,881
Level 3	Significant Unobservable Inputs	—

$101,975,881

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
22.18% of Net Assets
Monroe NC Certificates of Participation	4.000%	03/01/2019	Aa3/AA*	$100,000	$110,065
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	269,793
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA*	200,000	213,836
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA*	160,000	176,254
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA*	350,000	380,954
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	145,418
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	391,122
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	760,638
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	231,538
NC Eastern Municipal Power Agency	4.000	01/01/2016	Baa1/A-*/A-@	95,000	99,245
NC Eastern Municipal Power Agency	5.000	01/01/2016	/A-*A-@	50,000	52,832
NC Eastern Municipal Power Agency	3.250	01/01/2015	Baa1/A-*/A-@	250,000	251,893
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	220,000	271,599
NC Eastern Municipal Power Agency	5.000	01/01/2021	Baa1/A-*/A-@	125,000	146,053
NC Eastern Municipal Power Agency	5.000	01/01/2020	/A-*A-@	250,000	264,225
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA*/A-@	550,000	623,293
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA*	100,000	116,855
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	220,682
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	142,173
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	104,429
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	286,803
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	132,064
Onslow NC Water & Sewer	4.250	06/01/2022	A3/AA-*	150,000	162,156
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2/AA-*/AA@	100,000	111,315

					5,665,235
SCHOOL IMPROVEMENT BONDS
17.09% of Net Assets
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA*	400,000	410,316
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA*	150,000	172,148
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	131,735
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	52,788
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	189,411
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	227,194
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	164,106
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	114,410
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	226,698
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/AA-*	200,000	206,340
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA*	125,000	131,520
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA*	200,000	222,438
Harnett County NC Certificates of Participation	3.500	06/01/2016	A1/AA*	250,000	262,238
Iredell County NC Certificatesof Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	455,719
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA*/AA-@	200,000	214,872
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	135,305
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/AA-*	140,000	150,119
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	101,720
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA*	105,000	117,440
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA*	400,000	440,140
Edgecombe County NC Schools	4.000	02/01/2015	A1/AA-*	235,000	237,740

					4,364,397
PUBLIC FACILITIES REVENUE BONDS
14.21% of Net Assets
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3/AA-*	275,000	323,331
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	133,676
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	473,890
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	283,430
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	102,438
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1/AA+*	170,000	190,908
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	122,200
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA+*	435,000	502,764
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	275,285
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	639,990
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA*	225,000	246,134
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1/AA+*	60,000	65,879
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA*	100,000	108,750
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2/AA+*/AA@	100,000	110,244
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	49,631

					3,628,550
REFUNDING BONDS
10.80% of Net Assets
Bertie County Limited Obligation	4.000	06/01/2022	A1/A*	200,000	219,204
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3/AA-*/AA-@	335,000	392,855

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3/AA-*/AA-@	$100,000	$111,952

Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	234,826
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2/AA+*/AA+@	250,000	303,250
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	246,931
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	175,040
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2/AA+*/AA+@	125,000	141,834
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	79,067
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	393,564
Cumberland County NC Certificates of Participation Refunding	3.500	12/01/2020	Aa2/AA*	185,000	200,646
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA*	150,000	153,533
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	106,961

					2,759,663
PREREFUNDED BONDS
9.72% of Net Assets
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	35,000	36,322
Brunswick County NC Community College	4.250	05/01/2022	Aa2/AA*/AA@	125,000	136,928
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	192,533
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	106,563
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	268,635
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA*/AA-@	300,000	308,814
NC State Public Improvement	5.000	03/01/2019	Aaa/AAA*	15,000	15,306
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	107,681
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	A1/AA*	50,000	50,005
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	159,899
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	220,776
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA*	205,000	232,857
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1/AA*	200,000	220,718
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA*	100,000	113,589
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	269,377
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	40,000	41,514

					2,481,517
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.10% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	167,928
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1/AA+*/AA+@	105,000	114,478
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1/AA+*/AA+@	350,000	412,934
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	131,183
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*/AA+@	100,000	113,260
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa2/AA+*/AA+@	125,000	151,604
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	164,882
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	467,058
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3/AA*	145,000	165,819
NC State Capital Improvement Obligation Annual Appropriation	5.000	05/01/2022	Aa1/AA+*/AA+@	155,000	179,253

					2,068,399
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.82% of Net Assets
University NC Wilmington Certificates of Participation	5.250	06/01/2021	A3/AA-*	100,000	102,766
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A3/AA-*	300,000	315,894
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A3/AA-*	100,000	104,670
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA*	100,000	107,142
University of NC at Greensboro	5.000	04/01/2025	Aa3/A*	100,000	115,048
University of NC	4.250	10/01/2021	A1	100,000	109,017
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	271,605
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	366,314
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA*	230,000	250,357

					1,742,813
HOSPITAL AND HEALTHCARE BONDS
5.45% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	218,124
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	218,986
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	163,746
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	A2/AA*	95,000	96,470
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA*	175,000	196,782
NC Medical Care - Caromont Health	3.250	02/15/2018	A1/AA*	370,000	397,428
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA-*/AA-@	100,000	100,011

					1,391,547
AIRPORT BONDS
2.30% of Net Assets
Charlotte NC Airport - Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	106,372
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	362,331
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3/AA-@	105,000	118,484

					587,187

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.40% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000%	03/01/2021	A2/AA*/A+@	$310,000	$357,663

LEASE REVENUE BONDS
1.07% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	273,822

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.49% of Net Assets
NC Housing Finance Agency	3.850	01/01/2017	Aa2/AA*	120,000	125,351

Total Investments 99.63% of Net Assets (cost $24,718,966) (See (a) below for further explanation)					$25,446,144

Other assets in excess of liabilities .37%					94,909

Net Assets 100%					$25,541,053

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Cost for federal income tax purposes is $24,718,966 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$733,565
Unrealized depreciation	(6,387)

Net unrealized appreciation	$727,178

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,446,144
Level 3	Significant Unobservable Inputs	—

$25,446,144

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
43.19% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$799,103
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,295,984
Columbia TN Broadband Network Revenue and Tax	5.000	03/01/2025	Aa2	1,000,000	1,017,290
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	933,563
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,740,315
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*/AA@	250,000	280,838
Citizens Gas Utility DistrictTN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	268,935
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,352,475
Clarksville TN Electric System Revenue	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,129,700
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2/AA-*	480,000	532,526
Clarksville TN Electric System Revenue	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,222,300
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	570,085
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	982,111
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,793,060
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3/AA*	1,000,000	1,092,380
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3/AA*	740,000	797,698
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	574,590
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,122,040
Harpeth Valley Utilities Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,552,046
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,100,530
Knox-Chapman TN Utility District Knox County Water and Sewer	5.250	01/01/2036	AA-*	700,000	783,230
Knox-Chapman TN Utilities Refunding & Impact	4.500	01/01/2027	AA-*	1,000,000	1,129,960
Memphis TN Electric Systems Revenue	5.000	12/01/2034	Aa2/AA+*	1,250,000	1,461,700
Metropolitan Government Nashville and Davidson County	4.750	05/15/2028	AA+*/AA+@	460,000	508,428
Metropolitan Government Nashville and Davidson County	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,492,714
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*/AA+@	500,000	578,070
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*/AA+@	500,000	574,924
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue	5.000	07/01/2031	Aa3/AA-*	500,000	581,895
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue	5.000	07/01/2030	Aa3/AA-*	3,250,000	3,798,730
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue	5.000	07/01/2033	Aa3/AA-*	575,000	663,883
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue	5.000	07/01/2040	Aa3/AA-*	1,420,000	1,614,867
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	A2/AA*	1,125,000	1,264,039
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	547,670
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,637,587
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,341,651
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,327,798
White House Utility District TN Water and Sewer	5.000	01/01/2030	Aa3	2,505,000	2,662,239

					47,126,954
PUBLIC FACILITIES REVENUE BONDS
12.77% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2/AA*	100,000	114,075
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA*	1,500,000	1,707,525
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA*	750,000	825,652
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2/AA*	800,000	932,880
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	695,994
Pigeon Forge Industrial Development Board TN Public Facilitis	5.000	06/01/2027	AA*	1,400,000	1,607,242
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,419,874
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	952,034
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	556,930
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	842,580
Metropolitan Government Nashville & Davidson County TN Convention Center	5.000	07/01/2026	A1/A*	630,000	708,133
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3/AA-*	1,500,000	1,712,520
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3/AA-*	755,000	853,882

					13,929,321
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.34% of Net Assets
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,152,400
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	564,240
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*	1,395,000	1,434,116
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*	1,440,000	1,480,722
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*	2,750,000	2,946,213
TN State School Bond Authority	5.000	11/01/2043	Aa1/AA*/AA+@	1,000,000	1,130,370
TN State School Board Authority Higher Education Facilities	5.130	05/01/2033	Aa1/AA*	1,065,000	1,180,382
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	227,402
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,138,570
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,350,066
Shelby County TN Health Education Facilities Board RhodesCollege	5.000	08/01/2030	A1/A+*	500,000	572,675
TN State School Bond Authority Higher Education Facilities	5.000	11/01/2037	Aa1/AA*/AA+@	250,000	290,395

					13,467,551
HOSPITAL AND HEALTHCARE BONDS
8.35% of Net Assets
Chattanooga TN Health Education and Housing Facilities Board	5.000	01/01/2033	A1/A+*/A+@	500,000	551,444
Rutherford County TN Health & Education Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,632,555
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	831,743
Shelby County TN Health Education and Housing Facilities	5.000	07/01/2031	Aa1/AAA@	4,750,000	5,018,613
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A2/AA*	1,000,000	1,073,590

					9,107,945
REFUNDING BONDS
6.11% of Net Assets
Greene County TN General Obligation - Series B	5.000	06/01/2024	A1	505,000	538,264
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA*	100,000	113,192
Memphis TN General Improvement	5.000	04/01/2034	Aa2/AA*	500,000	575,900
Memphis TN General Improvement	5.000	04/01/2039	Aa2/AA*	250,000	283,335
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2/AA*	1,195,000	1,317,213
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2/AA*	205,000	224,397
Pigeon Forge TN Refunding	4.900	06/01/2028	Aa3/AA*	1,000,000	1,093,910

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Shelby County TN Refunding	5.000%	03/01/2026	Aa1/AA+*/AA+@	$1,200,000	$1,425,216
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA+*/AA@	1,000,000	1,094,050

					6,665,477
PREREFUNDED BONDS
4.84% of Net Assets
Johnson City TN Health & Education Facilities Escrowed	5.130	07/01/2025	AA-*	230,000	230,306
Knoxville TN Waste Water System Revenue Improvement	5.000	04/01/2037	Aa2/AA+*	370,000	378,884
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*	3,000,000	3,406,830
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	205,000	228,514
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	35,000	39,015
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	685,000	728,374
TN State School Board Authority Higher Education Facilities	5.130	05/01/2033	NR	235,000	270,677

					5,282,600
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.04% of Net Assets
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	A2	210,000	209,998
TN Housing Development Agency	5.000	07/01/2029	Aa1/AA+*	535,000	557,936
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	515,000	535,482
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	380,000	402,283
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	650,000	684,443
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,275,000	1,342,116
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	635,000	679,285

					4,411,543
SCHOOL IMPROVEMENT BONDS
3.82% of Net Assets
Cleveland TN General Obligation	5.000	06/01/2027	Aa3/AA*	680,000	723,275
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,118,807
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,582,861
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	744,566

					4,169,509
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.10% of Net Assets
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	944,452
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	653,558
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	689,800

					2,287,810
INDUSTRIAL REVENUE BONDS
0.88% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA*	850,000	964,121

ESCROWED TO MATURITY BONDS
.16% of Net Assets
Johnson City TN Health & Education Facilities Medical Center	5.000	07/01/2018	AA-*	115,000	115,216
Metropolitan Nashville and Davidson County TN Water and Sewer	6.500	12/01/2014	AA-*	60,000	60,649

					175,865
Total Investments 98.60% of Net Assets (cost $101,392,438) (See (a) below for further explanation)					$107,588,696

Other assets in excess of liabilities 1.40%					1,529,442

Net Assets 100%					$109,118,138

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Cost for federal income tax purposes is $101,392,438 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,210,058
Unrealized depreciation	(13,800)

Net unrealized appreciation	$6,196,258

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	107,588,696
Level 3	Significant Unobservable Inputs	—

$107,588,696

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
22.97% of Net Assets
Johnson City TN Refunding	4.000%	06/01/2015	AA@	$400,000	$409,724
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	212,742
Memphis TN General Obligation	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	290,928
Memphis TN General Improvement	5.000	11/01/2023	Aa2/AA*	100,000	121,840
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa2/AA*	215,000	238,645
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	07/01/2021	Aa2/AA*	175,000	207,785
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2/AA*	100,000	111,704
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2/AA*	250,000	275,607
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	164,915
Rhea County TN	3.000	04/01/2018	A1	200,000	211,676
Unicoi County TN Refunding	5.300	04/01/2019	A1/AA-*	200,000	233,392

					2,478,958
MUNICIPAL UTILITY REVENUE BONDS
16.90% of Net Assets
Lawrenceburg TN Refunding Water and Sewer	5.000	07/01/2015	A2	125,000	129,240
Castalian Springs - Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	275,564
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*/AA@	400,000	451,776
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	185,160
Cross Anchor TN Utility District	4.300	12/01/2015	AA*	65,000	67,620
Cross Anchor TN Utility District	4.300	12/01/2016	AA*	65,000	69,318
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	106,501
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA*	50,000	55,180
Metropolitan Government Nashville & Davidson County Water & Sewer	5.300	01/01/2019	Aa2/AA*	125,000	145,361
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA*	100,000	105,039
New Market Utility District Jefferson County Waterworks	4.000	06/01/2017	A3/AA*	100,000	107,142
Sevier County TN Utility District Gas System Revenue	2.700	06/01/2015	A+*	125,000	126,313

					1,824,214
PUBLIC FACILITIES REVENUE BONDS
12.88% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.300	11/01/2025	Aa3/AA*	100,000	116,906
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3/AA-*	100,000	110,651
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3/AA-*	220,000	241,523
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	302,082
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3/AA-*	125,000	150,844
Metropolitan Government Nashville & Davidson County TN Convention	5.000	07/01/2015	A1/A*	125,000	129,288
Metropolitan Government Nashville & Davidson County TN Convention	3.800	07/01/2018	A1/A*	100,000	108,752
Metropolitan Nashville & Davidson County TN Sport Authority	5.300	08/01/2024	Aa3/AA-*	190,000	230,181

					1,390,227
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
12.25% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	27,755
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA*	150,000	165,635
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA*	175,000	200,898
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	159,642
Gallatin County Capital Outlay Notes	4.600	01/01/2019	AA+*	100,000	113,801
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	112,883
Tennessee State	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	370,437
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	170,921

					1,321,972
PREREFUNDED BONDS
8.52% of Net Assets
Madison County TN Refunding - School and Public Improvement	5.000	04/01/2018	Aa2/AA*	175,000	180,959
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	250,000	250,033
Memphis TN	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	221,722
Metropolitan Government Nashville & Davidson County	5.000	01/01/2019	Aa2/AA*	200,000	227,192
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2017	NR	35,000	39,014

					918,920
SCHOOL IMPROVEMENT BONDS
8.19% of Net Assets
Lincoln County TN	5.300	04/01/2019	Aa3	200,000	229,436
Rhea County TN	4.000	04/01/2025	A1	250,000	271,585
Robertson County TN School	4.000	06/01/2020	Aa3/AA*	250,000	271,203
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	112,000

					884,224
HOSPITAL AND HEALTHCARE BONDS
6.85% of Net Assets
Shelby County TN Health Education & Housing Facilities	4.300	09/01/2020	A*	265,000	292,406
Shelby County Health Education	5.300	09/01/2020	A2/AA*	400,000	447,112

					739,518
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.02% of Net Assets
Franklin County TN Health & Education Facilities	4.000	09/01/2019	A+*	350,000	393,110
Franklin County TN Health & Education Facilities Board	4.000	09/01/2024	A+*	135,000	148,445

					541,555

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.96% of Net Assets
TN Housing Development Agency Homeownership Program	4.200%	01/01/2016	Aa1/AA+*	$105,000	$107,200
TN Housing Development Agency	4.800	07/01/2024	Aa1/AA+*	175,000	181,220
TN State Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	245,000	246,889

					535,309
Total Investments 98.53% of Net Assets (cost $10,336,456) (See (a) below for further explanation)					$10,634,897

Other assets in excess of liabilities 1.47%					157,172

Net Assets 100%					$10,792,069

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,336,456 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$298,763
Unrealized depreciation	(322)

Net unrealized appreciation	$298,441

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,634,897
Level 3	Significant Unobservable Inputs	—

$10,634,897

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
58.79% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa/AA+*/AAA@	$1,500,000	$1,823,430
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	431,969
Federal Farm Credit Bank	5.840	07/20/2022	Aaa/AA+*/AAA@	2,650,000	3,259,484
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,387,092
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,404,516
Federal Farm Credit Bank	2.980	08/21/2026	Aaa/AA+*/AAA@	500,000	480,112
Federal Farm Credit Bank	3.000	03/18/2026	Aaa/AA+*/AAA@	750,000	715,566
Federal Farm Credit Bank	3.300	06/26/2024	Aaa/AA+*/AAA@	1,000,000	1,009,977

					12,512,146
FEDERAL HOME LOAN BANK
33.10% of Net Assets
Federal Home Loan Bank	3.250	08/06/2024	Aaa/AA+*	500,000	501,611
Federal Home Loan Bank	3.250	06/09/2023	Aaa/AA+*	250,000	257,964
Federal Home Loan Bank	5.365	09/09/2024	Aaa/AA+*	1,750,000	2,117,411
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,148,508
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	581,754
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,435,895

					7,043,143
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.05% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,288,255

Total Investments 97.94% of Net Assets (cost $19,985,378) (See (a) below for further explanation)					$20,843,544

Other liabilities in excess of assets 2.06%					437,995

Net Assets 100%					$21,281,539

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.

(a)	Cost for federal income tax purposes is $19,985,378 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$912,081
Unrealized depreciation	(53,915)

Net unrealized appreciation	$858,166

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$20,843,544
Level 3	Significant Unobservable Inputs	—

$20,843,544

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
39.26% of Net Assets
Franklin County OH Convention Facilities Authority Build America	6.640%	12/01/2042	Aa2/AA*	$130,000	$164,818
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA*/AA-@	70,000	76,992
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	390,000	472,657
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	579,105
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	57,383
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	860,580
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	173,289
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	294,325
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	355,000	452,653
Metropolitan Government Nashville & Davidson County TN Convention Build America	7.431	07/01/2043	A1/A*	285,000	378,246
Metropolitan Government Nashville and Davidson County TN	6.731	07/01/2043	Aa3/A*	125,000	161,711
Miami Lakes FL Special Obligation Build America	7.627	12/01/2040	Aa3/AA@	255,000	332,321
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	821,633

					4,825,713
MUNICIPAL UTILITY REVENUE BONDS
25.10% of Net Assets
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	541,255
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	368,415
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	565,480
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1/AA*	40,000	46,725
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	65,056
Heber UT Light & Power Build America	7.000	12/15/2030	A2/A+@	500,000	563,835
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	267,430
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	493,792
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA*	60,000	62,005
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	110,485

					3,084,478
SCHOOL IMPROVEMENT BONDS
12.90% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	459,012
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	841,560
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	285,070

					1,585,642
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
12.19% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A+*/A+@	250,000	288,788
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AAA*	250,000	298,540
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	560,395
Scottsboro AL Build America	6.400	11/01/2040	A2/AA*	250,000	275,870
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	74,510

					1,498,103
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.01% of Net Assets
Maine Health and Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	240,884
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	129,231

					370,115
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.82% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa3/AA-*/AA-@	300,000	346,104

HOSPITAL AND HEALTHCARE BONDS
2.30% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	282,588

Total Investments 97.58% of Net Assets (cost $10,645,220) (See (a) below for further explanation)					$11,992,743

Other assets in excess of liabilities 2.42%					297,462

Net Assets 100%					$12,290,205

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,645,220 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,360,467
Unrealized depreciation	(12,944)

Net unrealized appreciation	$1,347,523

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets September 30, 2014	UNAUDITED

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,992,743
Level 3	Significant Unobservable Inputs	—

$11,992,743

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

Item 2.	Controls and Procedures.

On November 4, 2014 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executives and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on November 4, 2014 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the first quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/
Date: November 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Thomas P. Dupree
By: Thomas P. Dupree, Sr., President /s/
Date: November 4, 2014

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/
Date: November 4, 2014